POSTRETIREMENT BENEFITS	12 Months Ended
May 31, 2012
POSTRETIREMENT BENEFITS

NOTE M — POSTRETIREMENT BENEFITS

We sponsor several unfunded-health-care-benefit plans for certain of our retired employees as well as post-retirement life insurance for certain key employees. Eligibility for these benefits is based upon various requirements. The following table illustrates the effect on operations of these plans for the three years ended May 31, 2012:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2012	2011	2010	2012	2011	2010
Service cost — Benefits earned during the period	$—	$5	$3	$745	$736	$338
Interest cost on the accumulated obligation	416	439	569	968	925	664
Amortization of:
Prior service cost	(86)	(86)	(28)
Unrecognized losses	(58)	(191)	(137)	72	89	(139)

Net Periodic Postretirement Expense	$272	$167	$407	$1,785	$1,750	$863

The changes in benefit obligations of the plans at May 31, 2012 and 2011 were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2012	2011	2012	2011
Accumulated postretirement benefit obligation at beginning of year	$9,103	$7,936	$17,557	$14,974
Service cost		5	745	709
Interest cost	416	439	968	891
Benefit payments	(665)	(633)	(369)	(317)
Medicare subsidy received	69	97
Actuarial (gains) losses	754	1,259	6,979	(33)
Currency exchange rate changes			(1,363)	1,333

Accumulated and accrued postretirement benefit obligation at end of year	$9,677	$9,103	$24,517	$17,557

In determining the postretirement benefit amounts outlined above, measurement dates as of May 31 for each period were applied.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2012 and 2011 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2012	2011	2012	2011
Current liabilities	$(714)	$(672)	$(428)	$(380)
Noncurrent liabilities	(8,963)	(8,431)	(24,089)	(17,177)

Net Amount Recognized	$(9,677)	$(9,103)	$(24,517)	$(17,557)

The following table presents the pretax net actuarial gain (loss) and prior service credits recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2012	2011	2012	2011
Net actuarial gain (loss)	$(35)	$778	$(9,441)	$(2,943)
Prior service credits	603	689

Total recognized in accumulated other comprehensive income not affecting retained earnings	$568	$1,467	$(9,441)	$(2,943)

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2012	2011	2012	2011
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$—	$—	$—	$—
Net loss (gain) arising during the year	754	1,259	6,979	(33)
Effect of exchange rates on amounts included in AOCI			(409)	241
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	86	86
Amortization or settlement recognition of net gain (loss)	58	191	(72)	(89)

Total recognized in other comprehensive loss (income)	$898	$1,536	$6,498	$119

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic postretirement benefit costs under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2012	2011	2012	2011
Discount rate	3.75%	4.75%	4.75%	5.75%
Current healthcare cost trend rate	7.70%	7.87%	6.92%	7.00%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.20%	4.50%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2030	2030

	U.S. Plans			Non-U.S. Plans
Net Periodic Postretirement Cost	2012	2011	2010	2012	2011	2010
Discount rate	4.75%	5.75%	6.90%	5.75%	5.75%	8.00%
Healthcare cost trend rate	7.87%	8.04%	8.60%	7.00%	7.40%	10.00%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%	4.50%	4.50%	5.00%
Year ultimate healthcare cost trend rate will be realized	2029	2029	2029	2030	2030	2024

Increasing or decreasing current healthcare cost trend rates by 1% would affect our accumulated postretirement benefit obligation and net postretirement expense by the following amounts for the years ended May 31, 2012 and 2011:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2012	2011	2012	2011
1% Increase in trend rate
Accumulated Benefit Obligation	$390	$442	$3,920	$3,938
Postretirement Cost	21	22	473	423

1% Decrease in trend rate
Accumulated Benefit Obligation	$(348)	$(394)	$(5,176)	$(3,039)
Postretirement Cost	(19)	(19)	(351)	(320)

We expect to pay approximately $1.1 million to $1.3 million in estimated postretirement benefits in each of the next five years. In the five years thereafter (2018-2022) we expect to pay a cumulative total of $8.0 million.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”), was signed into law on December 8, 2003. The Act provides for prescription drug benefits under Medicare Part D and contains a subsidy to plan sponsors who provide “actuarially equivalent” prescription drug plans. Our actuary has determined that the prescription drug benefit provided by our postretirement plan is considered to be actuarially equivalent to the benefits provided under the Act for all years since inception.

We have included the impact of our portion of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 subsidy in the determination of accumulated postretirement benefit obligation for the U.S. nonpension postretirement benefit plan for the periods ended May 31, 2012 and 2011. For the fiscal years ended May 31, 2012 and 2011, we received reimbursements from Medicare related to this law amounting to approximately $69,000 and $97,000, respectively.